UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 22549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2010

Check here if Amendment [   ]; Amendment Number:  ______
  This Amendment (Check only one):[  ]  is a restatement.
					    [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  	Grabill Bank Wealth Management
Address:	9031 Stellhorn Crossing Parkway
		Fort Wayne, IN 46815


Form 13F File Number:   	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sherri Chaney
Title: Trust Officer
Phone: (260) 469-6309

Signature, Place, and Date of Signing:


			   Fort Wayne, Indiana	1/27/2011


Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:	   0

Form 13F Information Table Entry Total:	  59

Form 13R Information Table Value Total:	 51,777
						 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13R file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


FORM 13F INFORMATION TABLE
				Title of		Value	Shrs or		Put 		Other	Voting
Name of Issuer			Class	Cusip		(X1000)	Prn Amt	Sh/Prn	Call	Discr	Mgrs	Authority
3M Co                    	COM	88579Y101	608	7,050	SH		SOLE		SOLE
Abbott Labs Common       	COM	002824100	907	18,925	SH		SOLE		SOLE
AFLAC Common             	COM	001055102	885	15,700	SH		SOLE		SOLE
Apache Corp Common       	COM	037411105	598	5,020	SH		SOLE		SOLE
Apple Inc Common         	COM	037833100	771	2,390	SH		SOLE		SOLE
AT&T Common              	COM	00206R102	239	8,136	SH		SOLE		SOLE
BHP Billntn Ltd Spd ADR  	SP ADR	088606108	1,884	20,275	SH		SOLE		SOLE
C H Robinson Worldwide   	COM NEW	12541W209	281	3,500	SH		SOLE		SOLE
Caterpillar Inc Common   	COM	149123101	1,739	18,575	SH		SOLE		SOLE
ChevronTexaco Corp       	COM	166764100	821	9,000	SH		SOLE		SOLE
China Fund Inc           	COM	169373107	882	27,129	SH		SOLE		SOLE
Cisco Sys Inc Common     	COM	17275R102	1,023	50,555	SH		SOLE		SOLE
Coca-Cola Co Common      	COM	191216100	217	3,300	SH		SOLE		SOLE
Colgate-Palmolive Common 	COM	194162103	731	9,100	SH		SOLE		SOLE
ConocoPhillips common    	COM	20825C104	286	4,200	SH		SOLE		SOLE
Cummins Inc              	COM	231021106	495	4,500	SH		SOLE		SOLE
CVS Caremark Common      	COM	126650100	885	25,450	SH		SOLE		SOLE
Emerson Electric Co      	COM	291011104	803	14,050	SH		SOLE		SOLE
Exelon Corp Common       	COM	30161N101	291	7,000	SH		SOLE		SOLE
Exxon Mobil Corp Common  	COM	30231G102	1,598	21,844	SH		SOLE		SOLE
Franklin Electric Inc    	COM	353514102	9,399	241,500	SH		SOLE		SOLE
Freeport McMrn Cpr&Gld   	COM	35671D857	336	2,800	SH		SOLE		SOLE
Goldman Sachs Group Inc  	COM	38141G104	252	1,500	SH		SOLE		SOLE
Google Cl A              	CL A	38259P508	416	700	SH		SOLE		SOLE
Hewlett Packard Common   	COM	428236103	242	5,750	SH		SOLE		SOLE
Huntington Bancshares Inc	COM	446150104	69	10,000	SH		SOLE		SOLE
Infosys Technologies     	SP ADR	456788108	411	5,400	SH		SOLE		SOLE
Intel Corp Common        	COM	458140100	757	35,997	SH		SOLE		SOLE
iShares S&P US Pfd Sk Idx  	PFD IDX	464288687	469	12,100	SH		SOLE		SOLE
JPMorgan Chase & Co         	COM	46625H100	3,922	92,465	SH		SOLE		SOLE
Lincoln Natl Corp Ind    	COM	534187109	449	16,160	SH		SOLE		SOLE
McDonalds Corp Common    	COM	580135101	245	3,195	SH		SOLE		SOLE
Medtronic Inc Common     	COM	585055106	254	6,850	SH		SOLE		SOLE
Microsoft Corp Common    	COM	594918104	555	19,900	SH		SOLE		SOLE
National Fuel Gas Co     	COM	636180101	332	5,058	SH		SOLE		SOLE
Pepsico Inc Common       	COM	713448108	1,254	19,200	SH		SOLE		SOLE
Petroleo Brasileiro A Sh 	ADR NV	71654V101	634	18,550	SH		SOLE		SOLE
Philip Morris Intl Common	COM	718172109	269	4,600	SH		SOLE		SOLE
Praxair Inc Common       	COM	74005P104	449	4,700	SH		SOLE		SOLE
Procter & Gamble Co         	COM	742718109	1,130	17,562	SH		SOLE		SOLE
Quest Diagnostics Inc    	COM	74834L100	332	6,150	SH		SOLE		SOLE
Schlumberger Ltd Common  	COM	806857108	796	9,530	SH		SOLE		SOLE
SPDR Gold Trust Shares   	GLD SH	78463V107	335	2,415	SH		SOLE		SOLE
Steel Dynamics Inc Common	COM	858119100	227	12,400	SH		SOLE		SOLE
Stryker Corp             	COM	863667101	1,090	20,290	SH		SOLE		SOLE
Suncor Energy Inc        	COM	867224107	720	18,800	SH		SOLE		SOLE
Target Crop Common       	COM	87612E106	277	4,600	SH		SOLE		SOLE
Teva Pharm Ind Adr       	ADR	881624209	598	11,475	SH		SOLE		SOLE
Texas Instrs Inc Common  	COM	882508104	263	8,100	SH		SOLE		SOLE
United Technologies Com  	COM	913017109	1,867	23,722	SH		SOLE		SOLE
Vangrd Bd Idx Intmdt Etf 	ETF	921937819	215	2,610	SH		SOLE		SOLE
Vanguard Emrgng Mkt ETF  	ETF	922042858	1,333	27,700	SH		SOLE		SOLE
Vanguard Info Tech ETF   	ETF	92204A702	1,039	16,900	SH		SOLE		SOLE
Vanguard Mid Cap Viper   	ETF	922908629	983	13,200	SH		SOLE		SOLE
Vanguard REIT Index      	ETF	922908553	265	4,795	SH		SOLE		SOLE
Vanguard Small Cap       	ETF	922908751	1,558	21,450	SH		SOLE		SOLE
Verizon Communications   	COM	92343V104	674	18,836	SH		SOLE		SOLE
Visa Common Cl A         	COM CLA	92826C839	560	7,965	SH		SOLE		SOLE
Wells Fargo & Co New       	COM	949746101	857	27,651	SH		SOLE		SOLE
</c>